Income Taxes (Tax Pool Amounts) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Canada [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	$ 1,458
Operating Loss Carryforwards	$ 84
Canada [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2020
Other Tax Carryforward, Gross Amount	$ 1
Canada [Member] | Capital Loss Carryforward [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	129
United States [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	5,195
Operating Loss Carryforwards	2,659
United States [Member] | Alternative Minimum Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	10
United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	10
United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	186
United States [Member] | Interest Expense Carried Forward [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	$ 619
Maximum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2035
Maximum [Member] | United States [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2035
Maximum [Member] | United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2019
Maximum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2025
Minimum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2027
Minimum [Member] | United States [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2031
Minimum [Member] | United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2018
Minimum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2021